TRADE RECEIVABLES - Schedule of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Trade receivables	$ 605,002	$ 499,283
Amounts due from related parties	0	266
Enigma.art LLC
Disclosure of financial assets [line items]
Amounts due from related parties	0	266
Cost
Disclosure of financial assets [line items]
Trade receivables	631,275	519,951
Cost | Accounts receivable
Disclosure of financial assets [line items]
Trade receivables	488,233	408,166
Cost | Unbilled revenue
Disclosure of financial assets [line items]
Trade receivables	143,042	111,785
Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade receivables	$ 26,273	$ 20,668